Financial risk management - Revolving Facility Agreements - Additional Information (Detail) - EUR (€) € in Thousands			1 Months Ended	12 Months Ended
	Feb. 20, 2018	Jul. 03, 2013	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial risk management [line items]
Borrowings				€ 832,812	€ 735,457	€ 555,763
Top of range [member] | Revolving facility agreement [member]
Disclosure of financial risk management [line items]
Net assets guarantor coverage percentage	85.00%
Bottom of range [member] | Revolving facility agreement [member]
Disclosure of financial risk management [line items]
Net assets guarantor coverage percentage	80.00%
Revolving facility agreement [member]
Disclosure of financial risk management [line items]
Consolidated fixed charge ratio				4.92%
Consolidated senior leverage ratio				3.60%
Revolving facility agreement [member] | Floor rate [member]
Disclosure of financial risk management [line items]
Consolidated fixed charge ratio				2.00%
Revolving facility agreement [member] | Top of range [member]
Disclosure of financial risk management [line items]
Consolidated senior leverage ratio				4.00%
Financial covenant leverage ratio			4.75%	4.75%
Revolving facility agreement [member] | Bottom of range [member]
Disclosure of financial risk management [line items]
Financial covenant leverage ratio			4.00%
2013 Super Senior Revolving Facility Agreement [member]
Disclosure of financial risk management [line items]
Borrowings		€ 325,000
Extended maturity of revolving facility		December 31, 2018